Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank
Wall
Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and other named executive Officers
(“Non-PEO
NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for James R. Anderson¹ ($)	Compensation Actually Paid to James R. Anderson 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	TSR Percentile Rank Relative to the Russell 2000 Index 5
					TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	11,653,423	8,548,319	3,395,414	(392,017)	337.39	142.26	178.9	64 th percentile

2021	18,387,422	70,640,501	4,764,499	15,839,660	400.73	218.45	95.9	86 th percentile

2020	7,226,551	49,899,940	2,356,257	15,086,398	238.27	152.93	47.4	92 nd percentile
1.	James R. Anderson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Sherri Luther	Sherri Luther	Sherri Luther
Esam Elashmawi	Esam Elashmawi	Esam Elashmawi
Stephen Douglass	Stephen Douglass	Stephen Douglass
Mark Nelson	Mark Nelson	Mark Nelson
2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for James R. Anderson ($)	Exclusion of Stock Awards for James R. Anderson ($)	Inclusion of Equity Values for James R. Anderson ($)	Compensation Actually Paid to James R. Anderson ($)

2022	11,653,423	(9,665,998)	6,560,894	8,548,319

2021	18,387,422	(16,736,285)	68,989,364	70,640,501

2020	7,226,551	(6,155,336)	48,828,725	49,899,940

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	3,395,414	(2,407,123)	(1,380,308)	(392,017)

2021	4,764,499	(3,952,415)	15,027,576	15,839,660

2020	2,356,257	(1,770,952)	14,501,093	15,086,398
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James R. Anderson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James R. Anderson ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for James R. Anderson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James R. Anderson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James R. Anderson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for James R. Anderson ($)	Total - Inclusion of Equity Values for James R. Anderson ($)

2022	10,928,785	(5,860,843)	—	1,492,952	—	—	6,560,894

2021	28,147,880	24,369,973	—	16,471,511	—	—	68,989,364

2020	16,960,926	21,854,857	—	10,012,942	—	—	48,828,725

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	2,701,737	(1,578,193)	—	(2,503,852)	—	—	(1,380,308)

2021	6,553,739	6,978,178	—	1,495,659	—	—	15,027,576

2020	4,758,802	7,512,982	—	2,229,309	—	—	14,501,093
4.
The Peer Group TSR set forth in this table utilizes the Philadelphia Semiconductor Index (“PHLX Semiconductor”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the PHLX Semiconductor, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined TSR Percentile Rank relative to the Russell 2000 Index to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. We present
one-year
percentile ranks in this table. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	TSR Percentile Rank relative to the Russell 2000 Index
Named Executive Officers, Footnote [Text Block]
1.	James R. Anderson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Sherri Luther	Sherri Luther	Sherri Luther
Esam Elashmawi	Esam Elashmawi	Esam Elashmawi
Stephen Douglass	Stephen Douglass	Stephen Douglass
Mark Nelson	Mark Nelson	Mark Nelson

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Philadelphia Semiconductor Index (“PHLX Semiconductor”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 28, 2019, through the end of the listed year in the Company and in the PHLX Semiconductor, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 11,653,423	$ 18,387,422	$ 7,226,551
PEO Actually Paid Compensation Amount	$ 8,548,319	70,640,501	49,899,940
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for James R. Anderson ($)	Exclusion of Stock Awards for James R. Anderson ($)	Inclusion of Equity Values for James R. Anderson ($)	Compensation Actually Paid to James R. Anderson ($)

2022	11,653,423	(9,665,998)	6,560,894	8,548,319

2021	18,387,422	(16,736,285)	68,989,364	70,640,501

2020	7,226,551	(6,155,336)	48,828,725	49,899,940

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James R. Anderson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James R. Anderson ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for James R. Anderson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James R. Anderson ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James R. Anderson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for James R. Anderson ($)	Total - Inclusion of Equity Values for James R. Anderson ($)

2022	10,928,785	(5,860,843)	—	1,492,952	—	—	6,560,894

2021	28,147,880	24,369,973	—	16,471,511	—	—	68,989,364

2020	16,960,926	21,854,857	—	10,012,942	—	—	48,828,725

Non-PEO NEO Average Total Compensation Amount	$ 3,395,414	4,764,499	2,356,257
Non-PEO NEO Average Compensation Actually Paid Amount	$ (392,017)	15,839,660	15,086,398
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	3,395,414	(2,407,123)	(1,380,308)	(392,017)

2021	4,764,499	(3,952,415)	15,027,576	15,839,660

2020	2,356,257	(1,770,952)	14,501,093	15,086,398

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	2,701,737	(1,578,193)	—	(2,503,852)	—	—	(1,380,308)

2021	6,553,739	6,978,178	—	1,495,659	—	—	15,027,576

2020	4,758,802	7,512,982	—	2,229,309	—	—	14,501,093

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR for the fiscal years indicated.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our
one-year
TSR Percentile Rank Relative to the Russell 2000 Index during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Philadelphia Semiconductor Index over the same period.
Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

TSR relative to the Russell 2000 Index Non-GAAP Operating Income Revenue

Total Shareholder Return Amount	$ 337.39	400.73	238.27
Peer Group Total Shareholder Return Amount	142.26	218.45	152.93
Net Income (Loss)	$ 178,900,000	$ 95,900,000	$ 47,400,000
Company Selected Measure Amount	0.64	0.86	0.92
PEO Name	James R. Anderson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR relative to the Russell 2000 Index
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,665,998)	$ (16,736,285)	$ (6,155,336)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,560,894	68,989,364	48,828,725
PEO [Member] | James R. Anderson [Member] | Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,928,785	28,147,880	16,960,926
PEO [Member] | James R. Anderson [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,860,843)	24,369,973	21,854,857
PEO [Member] | James R. Anderson [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,492,952	16,471,511	10,012,942
PEO [Member] | James R. Anderson [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,560,894	68,989,364	48,828,725
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,407,123)	(3,952,415)	(1,770,952)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,380,308)	15,027,576	14,501,093
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,701,737	6,553,739	4,758,802
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,578,193)	6,978,178	7,512,982
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,503,852)	1,495,659	2,229,309
Non-PEO NEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,380,308)	$ 15,027,576	$ 14,501,093